Notes to Equity and Liabilities of the Balance Sheet - Summary of Accounts Payable and Accrued Liabilities (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities [abstract]
Trade Accounts Payable	€ 7,215,127	€ 4,621,918
Licenses Payable	184,000	196,000
Accruals	36,530,000	36,408,000
Other Liabilities	832,000	3,586,000
Total	€ 44,761,000	€ 44,812,000